Decommissioning Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Decommissioning Obligations
Decommissioning obligations, beginning of year	$ 15,096	$ 14,072
Changes in estimates	1,339	838
Accretion	245	186
Payments	(47)
Reclassification to liabilities relating to assets held for sale	$ (16,633)
Decommissioning obligations, end of year		$ 15,096